Trade payables and accrued liabilities (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Trade payables and accrued liabilities
Trade payables	$ 1,738,255	$ 1,249,861
Due to related parties (Note 15)	56,250	743,100
Accrued liabilities	3,281,535	4,817,820
Trade payables and accrued liabilities	$ 5,076,040	$ 6,810,781